Shareholders' Equity - Common Stock Repurchased (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Repurchase Program [Line Items]
Common stock repurchased shares	59	22	1
Purchase of treasury stock	$ 1,878	$ 550	$ 16